UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Trust One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2018
  (unaudited)

■  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2018 (unaudited)

July 13, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the Portfolio) for the six-month period ended June 30, 2018.

Performance Summary
01/01/18 – 06/30/18

Fund & Benchmark	Performance
Credit Suisse Trust — Commodity Return Strategy Portfolio[1]	-0.38%
Bloomberg Commodity Index Total Return[2]	0.00%

Market and Strategy Review:

Commodities were flat for the semiannual period ended June 30, 2018. The Bloomberg Commodity Index Total Return (the "Benchmark") returned 0.00%, with 9 out of 22 index constituents posting gains.

For the six-month period ended June 30, 2018, the Portfolio outperformed the Benchmark before fees and fund expenses and underperformed the Benchmark after fees and expenses. Commodity strategies contributed positively to relative performance while the underlying cash management detracted from relative performance. Within the Portfolio's commodity exposure, forward curve positioning within the Agriculture and Energy sectors was the largest contributor to relative returns, while longer dated exposures in the Precious Metals sector contributed modestly to performance versus the Benchmark.

Energy increased the most for the period, up 12.68%, led higher by crude oil and petroleum products. WTI Crude Oil and Brent Crude Oil increased 23.23% and 23.03%, respectively, as global inventories continued to trend lower after OPEC and other producers successfully reduced the glut of global crude oil supplies through their production cut agreement and as demand for crude oil continued to strengthen. Other issues reduced crude oil supplies further. Specifically, production shortfalls out of Libya, Nigeria and Venezuela due to geopolitical conflicts raised Brent Crude Oil higher. WTI Crude Oil received additional support from a pipeline outage in the Fall of 2017 and increased US crude oil exports, which further reduced inventory levels at Cushing, Oklahoma, the delivery point for the WTI contract. Inventories went from being well above average for the Fall of 2017 to their lowest levels since 2014 by early March 2018.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

Precious Metals declined 4.95% despite a rise in geopolitical tensions between the US and key trading partners, particularly China, as well as political unrest in Italy. These forces were outweighed by a strong US Dollar, which strengthened over the period after the US Federal Reserve (the "Fed") raised short-term interest rates twice so far in 2018. This decreased the appeal of Gold and Silver as alternative stores of value. Decreased industrial demand expectations due to trade conflict also weighed on Silver.

Livestock was 5.11% lower. Lean Hogs fell on news of increasing US frozen pork supplies, while exports to Mexico, Canada and China declined as trade conflict between the US and other countries escalated.

Industrial Metals decreased 5.31% as gains from Nickel were outweighed by losses in other base metals. Nickel gained 16.76% as demand expectations for electric car batteries grew throughout the period and on fears that additional Russian sanctions by the US would reduce supply from major nickel producers in Russia. Zinc fell 12.83% as cancelled warrants for LME-tracked inventory decreased during the second quarter, suggesting weakening demand. In addition, the International Lead and Zinc Study Group revealed that global zinc production outpaced consumption of the metal during the first four months of the year. Besides Zinc, Copper also fell due to growing concerns that the trade conflict will dampen economic growth, and subsequently, industrial demand. These developments outweighed the increasing likelihood of labor conflicts affecting mine production in Chile. A strong US Dollar also weighed on base metals demand, making them more expensive in other currencies.

Agriculture fell 5.79%, led lower by Sugar and Soybean Oil. Sugar decreased 20.40% as 2018 production estimates for Brazil, Thailand and India were revised higher due to favorable weather conditions, increasing global supply expectations. Soybean Oil declined 13.24% as the continued high demand for soybean meal as animal feed caused greater production of soybean oil as a byproduct of soybean meal production. Coffee also declined as beneficial rainfall in key coffee-growing areas in Brazil increased expectations for a large Arabica crop later this year.

Outlook:

Trade tensions between the US and its major trading partners continued to rise in June. In retaliation to the US' decision to apply tariffs on $50 billion worth of Chinese goods, China announced reciprocal duties on an equal value of American products, including several key agricultural commodities. In response, the US administration threatened tariffs on an additional $200 billion of Chinese exports, further escalating trade tensions between the world's two largest

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

economies. The European Union, Mexico, and Canada also released new counter measures to the US' tariffs, seeking to protect their domestic industries while also targeting goods from the home states of key US members of Congress. There are possible early signs that these duties may have already affected economic growth. So far, the latest industrial production readings for the US and Eurozone came in below expectations. This may be a cause for concern, especially within the Eurozone as its industrial production readings have continued to trend downward from the higher pace of growth witnessed in late 2017. A continuation of back and forth tariffs between the US and other major economies may disrupt the global supply chain and lead to higher inflation expectations while businesses delay spending plans due to uncertainty regarding the cost and availability of inputs for finished goods.

Within the US, the Fed's preferred benchmark for measuring inflation, the core Personal Consumption Expenditures price index, rose to a six-year high of 2.0% in May from a year earlier. Even though the Fed has now set expectations for at least one additional rate hike in 2018, the Fed may let inflation run slightly above its historical 2% goal, following a prolonged period of low inflation, in order to potentially avoid large, unexpected movements away from its target in either direction. In the Eurozone, the annual rate of inflation rose above the European Central Bank's (ECB) targeted level for the first time in over a year. This positive reading came after the ECB revealed plans to close out its bond buying program by December 2018, while keeping a negative deposit rate in place into the summer of 2019. Assuming the trade war continues to escalate, central banks may be forced to choose between employing more dovish policies in an attempt to support economic growth or taking a hawkish approach to stave off rising inflation. In either scenario, inflation may come in higher relative to market expectations.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, liquidity risk, interest rate risk, market risk, non-diversified status, portfolio turnover risk, structures note risk, subsidiary risk, swap agreement risk, US government securities risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio, could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of this letter and the Portfolio holdings described in this document are as of June 30, 2018; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

1  Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2019. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

2  The Bloomberg Commodity Index Total Return is a broadly diversified futures index currently composed of futures contracts on 22 physical commodities. The Index does not have transaction costs and investors may not invest directly in the Index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

Average Annual Returns as of June 30, 2018[1]
1 Year	5 Years	10 Years
6.21%	(6.56)%	(9.06)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross and net expense ratio is 1.03%.

1  Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2019. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended June 30, 2018.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2018

Actual Portfolio Return
Beginning Account Value 01/01/18	$1,000.00
Ending Account Value 06/30/18	$996.20
Expenses Paid per $1,000*	$5.10
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/18	$1,000.00
Ending Account Value 06/30/18	$1,019.69
Expenses Paid per $1,000*	$5.16
Annualized Expense Ratio*	1.03%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	73.61%
United States Treasury Obligations	24.64
Short-Term Investment[1]	1.75
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2018, if applicable.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (71.8%)
$6,975	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	2.266	$6,987,824
7,000	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	2.223	7,014,251
3,600	Federal Farm Credit Banks, USBMMY3M + 0.090%(1)	(AA+, Aaa)	06/19/19	2.009	3,601,386
3,200	Federal Farm Credit Banks, LIBOR 1M - 0.025%(1)	(AA+, Aaa)	06/24/19	2.066	3,203,146
8,100	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	2.275	8,126,268
3,600	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.325	3,610,058
2,900	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	2.226	2,909,765
5,200	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.271	5,220,122
7,900	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.300	7,925,572
1,700	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	1.959	1,700,489
4,300	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.090	4,298,751
7,400	Federal Farm Credit Banks, USBMMY3M + 0.055%(1)	(AA+, Aaa)	01/27/20	1.964	7,398,553
11,700	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	2.246	11,722,709
11,200	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/21/20	2.138	11,220,384
2,000	Federal Farm Credit Banks, LIBOR 1M - 0.040%(1)	(AA+, Aaa)	05/01/20	2.052	2,000,637
8,000	Federal Farm Credit Banks, LIBOR 1M - 0.045%(1)	(AA+, Aaa)	05/14/20	2.012	8,001,465
6,500	Federal Farm Credit Banks, USBMMY3M + 0.065%(1)	(AA+, Aaa)	05/15/20	1.974	6,497,597
1,800	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.990	1,800,502
4,700	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	2.101	4,704,814
1,800	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.980	1,799,802
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.200%(1)	(AA+, Aaa)	10/26/20	2.298	4,020,414
8,800	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.020	8,768,475
5,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.039	5,304,326

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$3,450	Federal Farm Credit Banks, LIBOR 1M + 0.160%(1)	(AA+, Aaa)	01/25/21	2.251	$3,464,366
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.355	4,035,759
3,350	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	2.095	3,349,955
4,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.112	4,198,175
4,400	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.351	4,427,020
800	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	2.325	806,028
11,425	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	2.430	11,594,078
1,400	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	1,394,457
5,700	Federal Home Loan Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	09/20/18	2.205	5,702,657
2,400	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	1.998	2,401,072
10,000	Federal Home Loan Banks, LIBOR 1M - 0.055%(1)	(AA+, Aaa)	12/16/19	2.030	10,002,232
5,200	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	2.026	5,201,238
12,800	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.006	12,799,941
7,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.462	7,043,493
7,600	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.252	7,630,534
1,700	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.026	1,699,996
34,200	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/08/19	1.930	34,208,306
10,800	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	1.946	10,803,767
14,000	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	2.102	14,013,244
17,100	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	2.030	17,112,264
8,000	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	2.183	8,001,660
6,700	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.175	6,701,276
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $304,016,382)					304,428,828

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (24.0%)
$5,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.140%(1)	(AA+, Aaa)	01/31/19	2.049	$5,005,527
4,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1)	(AA+, Aaa)	04/30/19	1.979	4,003,706
9,100	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(2)	(AA+, Aaa)	07/31/19	1.969	9,109,511
23,200	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(2)	(AA+, Aaa)	10/31/19	1.957	23,217,517
15,200	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1),(2)	(AA+, Aaa)	01/31/20	1.909	15,198,716
39,100	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1),(2),(3)	(AA+, Aaa)	04/30/20	1.942	39,100,128
6,300	United States Treasury Notes	(AA+, Aaa)	02/28/19	1.375	6,264,316
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $101,871,414)					101,899,421
SHORT-TERM INVESTMENT (1.7%)
7,230	State Street Bank and Trust Co. Euro Time Deposit (Cost $7,229,842)		07/02/18	0.280	7,229,842
TOTAL INVESTMENTS AT VALUE (97.5%) (Cost $413,117,638)					413,558,091
OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)					10,821,249
NET ASSETS (100.0%)					$424,379,340

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of June 30, 2018.

(2)  At June 30, 2018, $12,971,974 in the value of these securities has been pledged as collateral for open swap contracts.

(3)  At June 30, 2018, $2,600,000 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2018 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Oct 2018	73	$5,177,160	$392,713
Light Sweet Crude Oil Futures	USD	Dec 2018	26	1,806,740	403,054
					$795,767
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Aug 2018	(49)	$(3,633,350)	$(167,568)
Light Sweet Crude Oil Futures	USD	Sep 2018	(50)	(3,623,000)	(253,232)
					$(420,800)
Net unrealized appreciation (depreciation)					$374,967

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$8,206,878	07/19/18	Bank of America	Bloomberg Commodity Index Total Return	2.00%	$—	$—	$59,102
USD	48,117,666	07/19/18	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.16%	—	—	295,911
USD	18,081,081	07/19/18	CIBC	Bloomberg Commodity Index Total Return	2.02%	—	—	130,124
USD	13,932,055	07/19/18	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.07%	—	—	62,036
USD	16,904,955	07/19/18	Citigroup	Bloomberg Commodity Index Total Return	2.02%	—	—	121,660
USD	43,547,111	07/19/18	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	2.07%	—	—	193,905
USD	14,462,404	07/19/18	JP Morgan Chase	Bloomberg Commodity Index Total Return	2.00%	—	—	104,152
USD	18,080,968	07/19/18	JP Morgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.06%	—	—	80,555
USD	4,284,656	07/19/18	Macquarie	Bloomberg Commodity Index Total Return	1.99%	—	—	30,867
USD	43,782,200	07/19/18	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.16%	—	—	314,169

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2018 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$42,801,503	07/19/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.08%	$—	$—	$190,480
USD	8,390,058	07/19/18	RBC Capital	Bloomberg Commodity Index Total Return	2.02%	—	—	60,381
USD	13,183,889	07/19/18	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.10%	—	—	58,608
USD	21,650,766	07/19/18	Societe Generale	Bloomberg Commodity Index Total Return	2.02%	—	—	155,814
USD	13,880,869	07/19/18	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.10%	—	—	61,706
USD	53,279,687	07/19/18	Societe Generale	Societe Generale P04 TR Index(b)	2.16%	—	—	378,458
USD	17,705,739	07/19/18	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	2.05%	—	—	78,927
USD	24,021,742	07/19/18	UBS	Bloomberg Commodity Index Total Return	2.01%	—	—	172,936
								$2,549,791

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	6/30/18 Price	Quantity(1)	6/30/18 Value(1)(2)
Comex Gold	GCQ8	11.02%	1,254.500	38.45458007	4,824,127
Brent Crude	COU8	8.90%	79.230	49.16148224	3,895,064
WTI Crude Future	CLU8	8.44%	72.460	50.96759522	3,693,112
Natural Gas Future	NGU18	8.24%	2.901	124.3016111	3,605,990
Comex High Grade Copper	HGU8	6.49%	296.600	38.30123288	2,840,037
CBOT Corn	C U8	6.35%	52,320.000	154.5909336	2,778,772
CBOT Soy Beans	S X8	5.32%	880.000	52.9512187	2,329,854
Nymex Gasoline Unleaded (RBOB)	XBU8	4.39%	213.210	21.44013657	1,919,926
High Grade Primary Aluminium	LAZ18	4.31%	2,140.000	35.29413921	1,888,237
NY Harbor ULSD Futures	HOU8	3.93%	221.620	18.48912659	1,720,975
CME Live Cattle	LCQ8	3.85%	106.725	39.45012723	1,684,126
CBOT Wheat	W U8	3.82%	501.250	66.69475278	1,671,537
Comex Silver	SIZ8	3.31%	16.316	17.77194655	1,449,835
Primary Nickel	LNZ8	3.28%	14,961.500	16.02149907	1,438,234
CBOT Soy Meal	SMZ8	3.07%	329.900	40.69829788	1,342,637
NYBOT Sugar	SBV8	2.85%	12.250	91.03752648	1,249,035
LME Zinc	LXU8	2.60%	2,857.000	15.91885838	1,137,005
CBOT Soy Bean Oil	BOZ8	2.36%	29.740	57.92796186	1,033,667

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2018 (unaudited)

Commodity Name	Contract	Weight	6/30/18 Price	Quantity(1)	6/30/18 Value(1)(2)
NYBOT Coffee	KCU8	2.29%	115.100	23.27155281	1,004,458
CME Lean Hogs	LHQ8	2.20%	76.450	31.51212132	963,641
NYBOT Cotton	CTZ8	1.53%	83.920	15.94437068	669,026
KCBOT Wheat	KWU8	1.47%	488.500	26.32161728	642,906

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	6/30/18 Price	Quantity(1)	6/30/18 Value(1)(2)
Gold	GCQ8	11.25%	1,254.500	46.7716	5,991,101
Brent Oil	COU8	8.31%	79.230	598.0298	4,425,427
Natural Gas	NGU18	8.16%	2.901	15,120.7956	4,345,545
Crude Oil	CLU8	7.56%	72.460	620.0005	4,026,020
Copper	HGU8	6.95%	296.600	116.4798	3,701,169
Corn	CU8	6.45%	359.500	94.0268	3,434,898
Soybeans	SX8	5.64%	880.000	32.2384	3,003,539
Aluminum	LAU18	4.46%	2,131.750	10.7750	2,375,139
Unleaded Gasoline	XBU8	4.16%	213.210	109.5405	2,215,376
Wheat	WU8	3.86%	501.250	40.5657	2,055,613
Heating Oil	HOU8	3.76%	221.620	94.4634	2,002,359
Live Cattle	LCQ8	3.60%	106.725	191.9580	1,917,152
Silver	SIU8	3.47%	16.198	1,088.8177	1,847,922
Nickel	LNU8	3.30%	14,894.500	1.1746	1,757,390
Soybean Meal	SMZ8	3.18%	329.900	49.4267	1,693,485
Sugar	SBV8	2.87%	12.250	1,240.3272	1,528,396
Zinc	LXU8	2.84%	2,857.000	4.8260	1,512,420
Soybean Oil	BOZ8	2.41%	29.740	422.8024	1,283,427
Coffee	KCU8	2.30%	115.100	106.1585	1,224,847
Lean Hogs	LHQ8	2.22%	76.450	153.3329	1,182,244
Cotton	CTZ8	1.66%	83.920	96.9785	884,020
Kansas Wheat	KWU8	1.59%	488.500	16.0096	846,742
Cash					25,455

(1)  Amounts represent quantity and value of index components as they relate specifically to the Portfolio's swap position as of June 30, 2018.

(2)  Value represents product of price, quantity and contract multiplier.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2018 (unaudited)

Assets
Investments at value (Cost $413,117,638) (Note 2)	$413,558,091
Cash	50,000
Cash segregated at brokers for swap contracts (Note 2)	10,421,020
Unrealized appreciation on open swap contracts (Note 2)	2,549,791
Interest receivable	852,878
Receivable for Portfolio shares sold	85,141
Prepaid expenses and other assets	861
Total assets	427,517,782
Liabilities
Investment advisory fee payable (Note 3)	208,114
Administrative services fee payable (Note 3)	11,731
Shareholder servicing/Distribution fee payable (Note 3)	88,184
Payable for investments purchased	2,542,981
Payable for Portfolio shares redeemed	27,877
Trustees' fee payable	10,840
Variation margin payable on futures contracts (Note 2)	6,260
Accrued expenses	242,455
Total liabilities	3,138,442
Net Assets
Capital stock, $.001 par value (Note 6)	107,853
Paid-in capital (Note 6)	428,345,840
Undistributed net investment income	550,303
Accumulated net realized loss on investments, futures contracts and swap contracts	(7,989,867)
Net unrealized appreciation on investments, futures contracts and swap contracts	3,365,211
Net assets	$424,379,340
Shares outstanding	107,853,462
Net asset value, offering price and redemption price per share	$3.93

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2018 (unaudited)

Investment Income
Interest	$3,661,119
Securities lending (net of rebates)	615
Total investment income	3,661,734
Expenses
Investment advisory fees (Note 3)	1,236,861
Administrative services fees (Note 3)	36,220
Shareholder servicing/Distribution fees (Note 3)	524,094
Transfer agent fees (Note 3)	213,908
Audit and tax fees	31,087
Printing fees	29,805
Trustees' fees	27,790
Legal fees	26,616
Custodian fees	15,832
Commitment fees (Note 4)	8,715
Insurance expense	4,220
Miscellaneous expense	4,337
Total expenses	2,159,485
Net investment income	1,502,249
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(426,681)
Net realized loss from futures contracts	(705,030)
Net realized gain from swap contracts	8,264,327
Net change in unrealized appreciation (depreciation) from investments	296,510
Net change in unrealized appreciation (depreciation) from futures contracts	390,796
Net change in unrealized appreciation (depreciation) from swap contracts	(11,013,702)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(3,193,780)
Net decrease in net assets resulting from operations	$(1,691,531)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
From Operations
Net investment income	$1,502,249	$258,530
Net realized gain from investments, futures contracts and swap contracts	7,132,616	168,934
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(10,326,396)	7,443,523
Net increase (decrease) in net assets resulting from operations	(1,691,531)	7,870,987
From Dividends
Dividends from net investment income	(8,830,994)	(33,847,314)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	23,237,070	66,298,696
Reinvestment of dividends	8,830,994	33,847,314
Net asset value of shares redeemed	(6,047,073)	(12,406,829)
Net increase in net assets from capital share transactions	26,020,991	87,739,181
Net increase in net assets	15,498,466	61,762,854
Net Assets
Beginning of period	408,880,874	347,118,020
End of period	$424,379,340	$408,880,874
Undistributed net investment income	$550,303	$7,879,048

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$4.03	$4.38	$3.91	$5.22	$6.29	$7.01
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	0.00[2]	(0.01)	(0.03)	(0.05)	(0.05)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.03)	0.04	0.48	(1.28)	(1.02)	(0.67)
Total from investment operations	(0.02)	0.04	0.47	(1.31)	(1.07)	(0.72)
LESS DIVIDENDS
Dividends from net investment income	(0.08)	(0.39)	—	—	—	—
Total dividends	(0.08)	(0.39)	—	—	—	—
Net asset value, end of period	$3.93	$4.03	$4.38	$3.91	$5.22	$6.29
Total return[3]	(0.38)%	1.52%	12.02%	(25.10)%	(17.01)%	(10.27)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$424,379	$408,881	$347,118	$274,835	$273,055	$257,040
Ratio of net expenses to average net assets	1.03%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.72%[4]	0.07%	(0.35)%	(0.73)%	(0.83)%	(0.83)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	0.06%	0.02%	0.04%	0.05%	0.28%
Portfolio turnover rate	39%	94%	113%	113%	96%	41%[5]

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover calculation does not include $170,753,807 of in-kind subscriptions.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2018, the Portfolio held $74,957,843 in the Subsidiary, representing 17.7% of the Portfolio's consolidated net assets. For the six months ended June 30, 2018, the net realized gain on securities and other financial instruments held in the Subsidiary was $7,574,989.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$304,428,828	$—	$304,428,828
United States Treasury Obligations	—	101,899,421	—	101,899,421
Short-Term Investment	—	7,229,842	—	7,229,842
	$—	$413,558,091	$—	$413,558,091
Other Financial Instruments*
Futures Contracts	$795,767	$—	$—	$795,767
Swap Contracts**	—	2,549,791	—	2,549,791

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$420,800	$—	$—	$420,800

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended June 30, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2018, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts	$795,767	$420,800	$(705,030)	$390,796
Total return swap contracts	2,549,791	—	8,264,327	(11,013,702)
	$3,345,558	$420,800	$7,559,297	$(10,622,906)

The notional amount of futures contracts and swap contracts open at June 30, 2018 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2018, the Portfolio held average monthly notional values on a net basis of $9,326,930, $9,723,820 and $418,987,274 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets, net of related collateral held by the Portfolio, at June 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$355,013	$—	$—	$—	$355,013
CIBC	192,160	—	—	—	192,160
Citigroup	315,565	—	—	—	315,565
JPMorgan Chase	184,707	—	—	—	184,707
Macquarie	345,036	—	—	—	345,036
Morgan Stanley	190,480	—	—	—	190,480
RBC Capital	118,989	—	—	—	118,989
Societe Generale	595,978	—	—	—	595,978
UBS	251,863	—	—	—	251,863
	$2,549,791	$—	$—	$—	$2,549,791

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Benchmark through investing in structured notes designed to track the performance of the Benchmark. The Portfolio may, through its investment in the Subsidiary, seek to track the performance of the Benchmark by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income tax returns for tax years for which the applicable

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2018, the amount of restricted cash held at brokers related to open futures contracts was $0.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2018, the amount of restricted cash held at brokers related to open swap contracts was $10,421,020.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

I) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At June 30, 2018, there were no securities out on loan.

During the six months ended June 30, 2018, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements were $1,605, of which $785 was rebated to borrowers (brokers). The Portfolio retained $615 in income from the cash collateral investment, and SSB, as lending agent, was paid $205.

J) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the six months ended June 30, 2018, investment advisory and administration fees earned by Credit Suisse were $1,236,861. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2019.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at June 30, 2018 are as follows:

Fee waivers/expense reimbursements subject to recoupment	Expires December 31, 2018	Expires December 31, 2019	Expires December 31, 2020
$385,539	$102,268	$72,895	$210,376

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios coadministered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $36,220.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2018, Rule 12b-1 distribution fees were $524,094.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2018, total cash payments of $219,306 were made for these transfer agent-related services.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2018 and during the six months ended June 30, 2018, the Portfolio had no borrowings outstanding under the Credit Facility.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2018 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$181,049,011	$149,915,113

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Shares sold	5,767,804	16,203,730
Shares issue in reinvestment of dividends and distributions	2,241,789	8,954,316
Shares redeemed	(1,499,399)	(3,020,040)
Net increase	6,510,194	22,138,006

On June 30, 2018, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	97%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0618

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

(a)                       This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)                       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: August 24, 2018

/s/Laurie Pecha
Name: Laurie Pecha
Title: Chief Financial Officer and Treasurer
Date: August 24, 2018